Income Taxes Income Taxes, Tax Carryforwards Narrative (Details) - Dec. 31, 2014 - USD ($) $ in Millions	Total
Income Tax Disclosure [Abstract]
Tax credit carryforwards	$ 8
Tax credit carryforward, expiration year	Dec. 31, 2026
State alternative minimum tax credit carryforwards	$ 0